LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

COLLECTION PERIOD:                        DECEMBER 1-31, 2006             PAYMENT DATE:    JAN 16 2007
DETERMINATION DATE:                       JAN 08 2007                     REPORT BRANCH:   2062

                                                                                                                     OVERCOLLAT-
INITIAL DEAL                              TOTAL         CLASS A-1       CLASS A-2        CLASS A-3      CLASS A-4    ERALIZATION
--------------------------------------------------------------------------------------------------------------------------------

Class Percentages                           100.00%          19.75%          27.06%          29.03%          22.91%         1.25%
Initial Pool Balance                356,486,170.16   70,406,018.61   96,456,245.49  103,496,847.35   81,670,981.58  4,456,077.12
Prefunding                          149,842,943.76   29,593,981.39   40,543,754.51   43,503,152.65   34,329,018.42  1,873,036.80
Total Balance                       506,329,113.92  100,000,000.00  137,000,000.00  147,000,000.00  116,000,000.00  6,329,113.92
Note Balance Total                  500,000,000.00  100,000,000.00  137,000,000.00  147,000,000.00  116,000,000.00
Number of Contracts                         19,634
Class Pass Through Rates                                     5.370%          5.340%          5.170%          5.180%
Servicing Fee Rate                         1.75000%
Indenture Trustee Fee                      0.00300%
Custodian Fee                              0.02000%
Backup Servicer Fee                        0.01000%
Insurance Premium Fee                      0.17000%
Demand Note Rate                           5.00000%
Initial Weighted Average APR               12.9080%
Initial Weighted Average Monthly
    Dealer Participation Fee Rate            0.000%
Initial Weighted Average Adjusted
    APR (net of Monthly Dealer
    Participation) of Remaining
    Portfolio                              12.9080%
Initial Weighted Average
    Remaining Term                           65.00
Initial Weighted Average
    Original Term                            69.00

CURRENT MONTH CERTIFICATE                                                                                            OVERCOLLAT-
     BALANCES                           TOTAL         CLASS A-1       CLASS A-2        CLASS A-3      CLASS A-4      ERALIZATION
--------------------------------------------------------------------------------------------------------------------------------

BOP:
Prior Month Pool Balance            469,417,590.93  63,088,477.01   137,000,000.00  147,000,000.00  116,000,000.00  6,329,113.92
Prefunding Pool Balance                       0.00           0.00             0.00            0.00            0.00          0.00
Total Pool Balance                  469,417,590.93  63,088,477.01   137,000,000.00  147,000,000.00  116,000,000.00  6,329,113.92
Total Note Balance                  456,662,665.12  56,662,665.12   137,000,000.00  147,000,000.00  116,000,000.00

EOP:
Number of Current Month Closed
   Contracts              439
Number of Reopened Loans                         0
Number of Contracts - EOP                   25,270
Pool Balance  -  EOP                456,382,376.76  50,053,262.84   137,000,000.00  147,000,000.00  116,000,000.00  6,329,113.92
Prefunding Pool Balance                       0.00           0.00             0.00            0.00            0.00          0.00
Total Pool Balance  -  EOP          456,382,376.76  50,053,262.84   137,000,000.00  147,000,000.00  116,000,000.00  6,329,113.92
Total Note Balance - EOP            441,968,012.68  41,968,012.68   137,000,000.00  147,000,000.00  116,000,000.00

Class Collateral Pool Factors           0.88393603     0.41968013       1.00000000      1.00000000      1.00000000

Weighted Average APR of Remaining
   Portfolio                              12.82422%
Weighted Average Monthly
   Dealer Participation Fee Rate           0.00000%
Weighted Average Adjusted APR
   (net of Monthly Dealer
   Participation) of Remaining
   Portfolio                              12.82422%
Weighted Average Remaining Term              63.26
Weighted Average Original Term               69.04

                                                                     Page 1 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

TOTAL DISTRIBUTION AMOUNT                                                                                        CONTRACTS
--------------------------------------------------------------------------------------------------------------------------

Monthly Payments:                      Principal                                                  6,550,070.02
                                       Interest                                                   4,839,739.30
Early Payoffs:                         Principal Collected                                        5,705,627.76
                                       Early Payoff Excess Servicing Compensation                       388.54
                                       Early Payoff Principal Net of Rule of 78s Adj.             5,705,239.22      397
                                       Interest                                                      70,708.92
Liquidated Receivable:                 Principal Collected                                              525.14
                                       Liquidated Receivable Excess Servicing Compensation                0.00
                                       Liquidated Receivable Principal Net of Rule of 78s Adj.          525.14       42
                                       Interest                                                         (16.59)
Purchase Amount:                       Principal                                                    107,242.14        0
                                       Interest                                                       5,306.79
                                          Total Principal                                        12,363,076.52
                                          Total Interest                                          4,915,738.42
                                          Total Principal and Interest                           17,278,814.94
Recoveries                                                                                          199,454.61
Excess Servicing Compensation                                                                           388.54
Late Fees & Miscellaneous Fees                                                                       66,965.71
Collection Account Customer Cash                                                                 17,545,623.80
ADDITIONAL COLLECTION ACCOUNT CASH:
Collection Account Investment Income                                                                 64,456.86
Prefunding Account Investment Income                                                                      0.30
Mandatory Special Redemption                                                                              0.00
Available Funds                                                                                  17,610,080.96

                                                                                        DISTRIBUTION    SHORTFALL / DRAW
DISTRIBUTION                                                                               AMOUNT       DEFICIENCY CLAIM
------------------------------------------------------------------------------------------------------------------------

                                                                                        17,610,080.96
Servicing Fees:                        Current Month Servicing Fee         684,567.32
                                       Prior Period Unpaid Servicing Fee         0.00
                                       Late Fees & Miscellaneous Fees       66,965.71
                                       Excess Servicing Compensation           388.54
                                          Total Servicing Fees:            751,921.57   16,858,159.39         0.00
Indenture Trustee Fee                                                        1,141.66   16,857,017.73         0.00
Custodian Fee                                                                7,823.63   16,849,194.10         0.00
Backup Servicer Fee                                                          3,911.81   16,845,282.29         0.00
Prior Unpaid Indenture Trustee Fee                                               0.00   16,845,282.29         0.00
Prior Unpaid Custodian Fee                                                       0.00   16,845,282.29         0.00
Prior Unpaid Backup Servicer Fee                                                 0.00   16,845,282.29         0.00

                                                                     Page 2 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

                                                                                                              SHORTFALL / DRAW
DISTRIBUTION CONTINUED                                                                  DISTRIBUTION  AMOUNT  DEFICIENCY CLAIM
------------------------------------------------------------------------------------------------------------------------------

Class A-1 Note Interest:                    Current Month               270,469.79         16,574,812.50            0.00
                                            Prior Carryover Shortfall         0.00         16,574,812.50
Class A-2 Note Interest:                    Current Month               609,650.00         15,965,162.50            0.00
                                            Prior Carryover Shortfall         0.00         15,965,162.50
Class A-3 Note Interest:                    Current Month               633,325.00         15,331,837.50            0.00
                                            Prior Carryover Shortfall         0.00         15,331,837.50
Class A-4 Note Interest:                    Current Month               500,733.33         14,831,104.17            0.00
                                            Prior Carryover Shortfall         0.00         14,831,104.17
Principal Payment Amount:                   Current Month               280,288.36         14,550,815.81            0.00
                                            Prior Carryover Shortfall         0.00         14,550,815.81
Certificate Insurer:                        Reimbursement Obligations         0.00         14,550,815.81            0.00
                                            Premium                      62,612.14         14,488,203.68            0.00
Demand Note Interest Payment Amount
                                            Current Month                73,839.66         14,414,364.02            0.00
                                            Prior Carryover Shortfall         0.00         14,414,364.02            0.00
Demand Note                                 Reimbursement                     0.00         14,414,364.02            0.00
Additional Expenses:                        Trust Collateral Agent            0.00         14,414,364.02            0.00
                                            Indenture Trustee                 0.00         14,414,364.02            0.00
                                            Backup Servicer                   0.00         14,414,364.02            0.00
                                            Custodian                         0.00         14,414,364.02            0.00
Distribution to (from) the Spread Account                            14,414,364.02                  0.00

LIQUIDATED RECEIVABLES

                                                                                             Cumulative Cram Down Loss
                                                                                                     Balance             Units
                                                                                             -------------------------   -----

Liquidated Receivables and Cram Down Loss:
   BOP Liquidated Receivable Principal Balance     672,662.79     BOP Cram Down loss Balance           0.00                0
   Current Month Cram Down Loss                          0.00   Current Month Cram Down Loss           0.00                0
   Liquidation Principal Proceeds                      525.14
   Principal Loss                                  672,137.65
   Prior Month Cumulative Principal Loss LTD       565,585.53
   Cumulative Principal Loss LTD                 1,237,723.18      Cumulative Cram Down Loss           0.00                0

STATISTICAL INFORMATION

                                                            % OF TOTAL
DELINQUENCY STATUS:   # OF CONTRACTS       AMOUNT          POOL BALANCE
-------------------   --------------   --------------   ---------------
    Current                19,135      349,124,413.36          76.50%
    1-29 Days               5,495       97,932,023.66          21.46%
    30-59 Days                387        5,421,820.77           1.19%
    60-89 Days                137        2,076,804.76           0.46%
    90-119 Days                76        1,208,647.24           0.26%
    120 Days or More           40          618,666.97           0.14%
       Total               25,270      456,382,376.76         100.00%

                                                                     Page 3 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

STATISTICAL INFORMATION CONTINUED

TRIGGER ANALYSIS:

(SEE PAGE 6 OF 6 FOR TRIGGER AND EVENT OF DEFAULT THRESHOLDS)

                                              Trigger         Trigger     Event of Default    Event of
                             Current Month   Threshold         Event         Threshold         Default
                             -------------   ---------        -------     ----------------    --------

Average Delinquency Ratio        1.27815%      4.25%            NO             6.25%             NO
Cumulative Default Rate             0.62%      3.13%            NO             3.39%             NO
Cumulative Loss Rate                0.15%      1.57%            NO             1.87%             NO

STATISTICAL INFORMATION CONTINUED

REPOSSESSION STATISTICS:

                             CERTIFICATE INVENTORY                                          RECOVERY INVENTORY
                                 # OF CONTRACTS      AMOUNT *                                  # OF CONTRACTS      AMOUNT *
                             ---------------------  ----------                              ------------------   ----------

Prior Month Inventory                  21           411,277.93     Prior Month Inventory               0               0.00
Repurchases                             4            91,592.92     Repurchased                         0               0.00
Adjusted Prior Month Inventory         17           319,685.01     Adjusted Prior Month Inventory      0               0.00
Current Month Repos                    32           609,347.28     Current Month Repos                36         444,110.45
Repos Actually Liquidated              17           319,685.01     Repos from Trust Liquidation        1          18,028.24
Repos Liquidated at 60+ or 150+         1            18,028.24     Repos Actually Liquidated          25         272,803.25
Dealer Payoff                           0                 0.00     Dealer Payoff                       0               0.00
Redeemed / Cured                        0                 0.00     Redeemed / Cured                    0               0.00
Purchased Repos                         0                 0.00     Purchased Repos                     0               0.00
Current Month Inventory                31           591,319.04     Current Month Inventory             12        189,335.44

*  The Prior Month Inventory reported this month may differ due to Payment or
   NSF activity.

LIQUIDATED RECEIVABLE STATISTICS:

                                 # OF CONTRACTS    AMOUNT
                                 --------------  ------------
Current Month Balance                  42          672,662.79
Cumulative Balance                     69        1,243,398.74
Current Month Proceeds                                 508.55
Cumulative Proceeds                                  6,560.38
Current Month Recoveries                           199,454.61
Cumulative Recoveries                              475,112.85

                                          RECEIVABLES LIQUIDATED AT 150 OR
                                          MORE DAYS DELINQUENT, 60 OR MORE
                                       DAYS PAST THE DATE AVAILABLE FOR SALE         CUMULATIVE RECEIVABLES
                                                  AND BY ELECTION:                LIQUIDATED AT 150+ AND 60+:
                                       -------------------------------------      ---------------------------
                                                  Balance     Units                     Balance   Units
                                                  -------     -----                     -------   -----

Prior Month                                      2,480.60        2                         0.00      0
Current Trust Liquidation Balance               18,028.24        1                    18,028.24      1
Current Monthly Principal Payments                (340.39)
Cram Down Loss                                       0.00
Reopened Loan Due to NSF                             0.00        0
Current Repurchases                                  0.00        0
Current Recovery Sale Proceeds                       0.00        0
Deficiency Balance of Sold Vehicles                  0.00        0
EOP                                             20,168.45        3                    18,028.24      1

                                                                     Page 4 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

STATISTICAL INFORMATION CONTINUED

Requisite Amount:                                           0.00

   DEMAND NOTE SPREAD ACCOUNT

Initial Deposit                                             0.00
   BOP Balance                                              0.00
   Remaining Distribution Amount                   14,414,364.02
   Investment Income  - Spread                              0.06
   Current Month Draw - Spread                              0.00
EOP Balance Prior to Distribution                  14,414,364.08

Spread Account Release Amount                      14,414,364.08

EOP Balance                                                 0.00

Class A Principal Payment Amount                   14,414,364.08
Demand Note Supp Interest Payment Amount                    0.00
Class R Certificateholder Distribution                      0.00

   DEMAND NOTE

Demand Note Initial Balance                        12,477,015.96
Subsequent Transfer                                 5,244,503.03
Demand Note Amount                                 17,721,518.99

OVERCOLLATERALIZATION AMOUNT                       14,414,364.08

CURRENT MONTH TOTAL ENHANCEMENT AMOUNT             32,135,883.06   7.04%

REQUIRED TOTAL ENHANCEMENT AMOUNT                  41,074,413.91   9.00%

PREFUNDING ACCOUNT RECONCILIATION

Initial Deposit                                   149,842,943.76
BOP Balance                                                 0.00
Subsequent Transfer                                         0.00
Investment Income Earned                                    0.30
Investment Income Deposited to Note Account for
   Distribution Per SAS Sec5.5                              0.30
Mandatory Special Redemption                                0.00
Remaining Prefunding Balance                                0.00
Undistributed Investment Income                             0.00
EOP Balance Before Release to Servicer                      0.00
Prefunding Account Balance Released to Servicer
EOP Balance                                                 0.00

                                                                     Page 5 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

TRIGGER EVENT AND EVENT OF DEFAULT THRESHOLDS:

CUMULATIVE LOSS:                                  CUMULATIVE GROSS DEFAULT:

UP TO MONTH   TRIGGER EVENT   EVENT OF DEFAULT  UP TO MONTH    TRIGGER EVENT    EVENT OF DEFAULT
-----------   -------------   ----------------  -----------    -------------    ----------------

     3           0.79%             1.02%             3              1.57%           1.85%
     6           1.57%             1.87%             6              3.13%           3.39%
     9           1.96%             2.37%             9              3.73%           4.31%
    12           3.13%             3.39%            12              5.88%           6.15%
    15           3.56%             3.85%            15              6.77%           7.00%
    18           4.28%             4.61%            18              8.56%           8.39%
    21           4.66%             5.39%            21              8.98%           9.80%
    24           5.17%             5.85%            24              9.40%          10.63%
    27           5.50%             6.31%            27             10.00%          11.48%
    30           6.00%             6.76%            30             10.91%          12.30%
    33           6.34%             7.24%            33             11.52%          13.15%
    36           6.67%             7.54%            36             12.12%          13.71%
    39           6.83%             7.69%            39             12.43%          13.98%
    42           7.00%             8.00%            42             12.72%          14.54%
    45           7.00%             8.00%            45             12.72%          14.54%
    48           7.00%             8.00%            48             12.72%          14.54%
    51           7.00%             8.00%            51             12.72%          14.54%
    54           7.00%             8.00%            54             12.72%          14.54%
    57           7.00%             8.00%            57             12.72%          14.54%
    60           7.00%             8.00%            60             12.72%          14.54%
    63           7.00%             8.00%            63             12.72%          14.54%
    66           7.00%             8.00%            66             12.72%          14.54%
    69           7.00%             8.00%            69             12.72%          14.54%
    72           7.00%             8.00%            72             12.72%          14.54%

AVERAGE DELINQUENCY RATIO:

UP TO MONTH   TRIGGER EVENT   EVENT OF DEFAULT
-----------   -------------   ----------------
    12           4.25%             6.25%
    24           5.25%             7.25%
    72           6.25%             8.25%

                                                                     Page 6 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

Long Beach Acceptance Corp., as Servicer, certifies that all computations presented reflect accurate information as of December 31, 2006 and were performed in conformity with the Sale and Servicing Agreement dated September 1,
2006.

/s/ Maureen E. Morley
--------------------------------------
Maureen E. Morley
Vice President and Controller

                                                                     Page 7 of 7